(Loss)/income Per Share	12 Months Ended
Dec. 31, 2024
(Loss)/income Per Share
(Loss)/income Per Share

19. (Loss)/income Per Share

The following table sets forth the computation of basic and diluted loss per share for the periods indicated:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net (loss)/income attributable to Tuniu Corporation	(193,382)	(99,291)	77,174	10,573
Numerator for basic and diluted net (loss)/income per share	(193,382)	(99,291)	77,174	10,573
Denominator:
Weighted average number of ordinary shares outstanding - basic	371,208,209	371,453,164	361,482,355	361,482,355
Weighted average number of ordinary shares outstanding - diluted	371,208,209	371,453,164	363,718,947	363,718,947
(Loss)/income per share - basic and diluted	(0.52)	(0.27)	0.21	0.03

The Company had securities which could potentially dilute basic loss per share in the future, which were excluded from the computation of diluted loss per share for the years ended December 31, 2022 and 2023 as their effects would have been anti-dilutive. Such outstanding securities consist of the share options and unvested restricted shares with the number of 9,996,757 and 9,728,646 for the years ended December 31, 2022 and 2023, respectively.